GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
GOODWILL AND INTANGIBLE ASSETS
Impairment expense					$ 3,000,013	$ 330,508
Impairment expense to Goodwill					104,657	663,434
Amortization	$ 0	$ 164,057	$ 0	$ 492,171	$ 656,228	$ 728,192